Statements of convertible preferred stock and changes in stockholders' deficit (USD $)	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Series A-G convertible preferred stock	Series one-three convertible preferred stock
Balance at Dec. 31, 2010	$ (272,328,123)	$ 131	$ 9,184,483	$ 3,606	$ (281,516,343)
Balance, beginning of period at Dec. 31, 2010						214,379,914
Balance (in shares) at Dec. 31, 2010		130,586
Balance, beginning of period (in shares) at Dec. 31, 2010						154,728,267
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	5,889	2	5,887
Exercise of stock options (in shares)		1,536
Share-based compensation expense	2,816,637		2,816,637
Net loss	30,904,514				30,904,514
Unrealized loss on investments	(3,606)			(3,606)
Balance at Dec. 31, 2011	(238,604,689)	133	12,007,007		(250,611,829)
Balance (in shares) at Dec. 31, 2011		132,122
Balance, beginning of period at Dec. 31, 2011						214,379,914
Balance, beginning of period (in shares) at Dec. 31, 2011						154,728,267
Increase (decrease) in temporary equity
Conversion of Series E and E-2 convertible preferred stock to common stock						(2,956,829)
Conversion of Series E and E-2 convertible preferred stock to common stock (in shares)						(5,167,365)
Issuance of Series One convertible preferred stock, exchange of Series A-G convertible preferred stock for Series Two and Series Three convertible preferred stock						(211,423,085)	80,823,768
Issuance of Series One convertible preferred stock, exchange of Series A-G convertible preferred stock for Series Two and Series Three convertible preferred stock (in shares)						(149,560,902)	15,038,259
Increase (Decrease) in Stockholders' Equity
Conversion of Series E and E-2 convertible preferred stock to common stock	2,956,829	412	2,956,417
Conversion of Series E and E-2 convertible preferred stock to common stock (in shares)		413,223
Issuance of Series One convertible preferred stock, exchange of Series A-G convertible preferred stock for Series Two and Series Three convertible preferred stock	159,954,069		159,954,069
Beneficial conversion charge			377,787		(377,787)
Share-based compensation expense	2,288,392		2,288,392
Net loss	(26,235,102)				(26,235,102)
Balance at Dec. 31, 2012	(99,640,501)	545	177,583,672		(277,224,718)
Balance, end of period at Dec. 31, 2012							$ 80,823,768
Balance (in shares) at Dec. 31, 2012		545,345
Balance, end of period (in shares) at Dec. 31, 2012							15,038,259